Condensed Statements of Cash Flows - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (11,260,691)	$ (10,447,097)
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash expense for share-based compensation	13,137,850
Non-cash expense for share issued for service providers	1,000,000
Non-cash offering costs for convertible note	2,512,000
Non-cash finance cost for debt conversion	340,159
Amortization of discount on convertible bonds		801,692
Depreciation of equipment and software	420,642	466,229
Depreciation of right-of-use assets	131,378	132,117
Amortization of intangible assets	2,184,996	2,292,031
Goodwill impairment	1,657
Deferred income taxes	(119,078)
Disposal of subsidiaries including gain	(21,737,480)
Unrealized foreign exchange loss/(gain)	1,586,780	101,609
Changes in operating assets and liabilities:
Accounts receivable	(147,011)	568,655
Prepayments, receivables and other assets	6,093,059	8,531,594
Escrow money payable	10,373	101,382
Client money payable	(416,198)	(801,190)
Accounts payable, accruals and other payables	(9,028,919)	(11,826,195)
Amount due from a director	1,427,640
Amounts due from related parties	(1,842,634)	(2,416,376)
Amounts due to related parties	4,034,054	(1,147,877)
Interest payable on convertible bonds		2,798,675
Net cash (used in)/provided by operating activities	(11,671,423)	(10,844,751)
Cash flows from investing activities:
Decrease in short-term investments	(365,224)	(174,303)
Net cash provided by/(used in) investing activities	(365,224)	(174,303)
Cash flows from financing activities:
Proceeds from convertible note	1,750,000
(Decrease) increase in bank overdrafts		568,100
Proceeds from borrowings	640,145	1,250,741
Repayment of borrowings	(220,986)	(1,492,925)
Proceeds from receivable factoring	1,604,828	1,580,109
Repayment of receivable factoring	(1,452,946)	(1,908,489)
Payment of principal elements of lease liabilities	(136,094)	(126,520)
Payment of interest elements of lease liabilities	(5,842)	(19,082)
Net cash used in financing activities	2,179,105	(148,066)
Net (decrease)/increase in cash and cash equivalents	(9,857,542)	(11,167,120)
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year	58,960,384	73,999,703		$ 73,999,703
Cash and cash equivalents, restricted cash and escrow money receivable at end of year	49,102,842	62,832,583		58,960,384		$ 73,999,703
Supplemental disclosure of cash flow information:
Income taxes received/(paid)	(345,550)	(30,151)
Interest paid	(972,448)	(1,169,664)
Supplemental disclosure of non-cash investing and financing activities:
Net liabilities assumed upon Closing of Business Combination	12,168,598
Issuance of Common stock upon acquisition of equity interest	5,348,515
Issuance of Common stock upon conversion of convertible bond	17,001,486
InFint Acquisition Corporation [Member]
Cash flows from operating activities:
Net loss				3,147,500		(1,111,964)
Adjustments to reconcile net loss to net cash provided by operating activities:
Interest earned on securities held in Trust Account				(5,175,207)		(2,932,192)
Changes in operating assets and liabilities:
Prepaid insurance				94,553		509,554
Accrued expenses				1,190,376		2,711,299
Accrued expenses - related party				189,820		66,587
Net cash (used in)/provided by operating activities				(552,958)		(756,716)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption				133,124,975
Decrease in short-term investments				(2,540,000)		(2,999,982)
Net cash provided by/(used in) investing activities				130,584,975		(2,999,982)
Cash flows from financing activities:
Redemption of Class A ordinary shares				(133,124,975)
Contribution for extension				2,540,000		2,999,982
Proceeds from working capital loan- related party				325,000
Net cash used in financing activities				(130,259,975)		2,999,982
Net (decrease)/increase in cash and cash equivalents				(227,958)		(756,716)
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year	43,509	271,467		271,467		1,028,183
Cash and cash equivalents, restricted cash and escrow money receivable at end of year				43,509		271,467
Supplemental disclosure of non-cash investing and financing activities:
Accretion of Class A ordinary shares to redemption value				7,715,207		5,934,098
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss				(14,417,786)		(15,725,713)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of discount on convertible bonds				807,860		3,438,950	[1]
Depreciation of equipment and software				607,138		701,262	[1]
Depreciation of right-of-use assets				183,198		170,443	[1]
Amortization of intangible assets				3,200,843		3,525,388	[1]
Step acquisition of a subsidiary						(2,129,515)	[1]
Deferred income taxes				494,737		113,782	[1]
Gain on disposal of fixed assets				(36,519)			[1]
Unrealized foreign exchange loss/(gain)				(65,981)		543,277	[1]
Changes in operating assets and liabilities:
Accounts receivable				605,202		255,732	[1]
Prepayments to remittance agents				(45,631)			[1]
Amounts due to immediate holding company				(391,432)			[1]
Amounts due from related parties				(5,348,525)		(3,418,880)	[1]
Prepayments, receivables and other assets				2,502,972		(5,796,690)	[1]
Escrow money payable				80,006		94,918	[1]
Client money payable				(1,593,194)		544,998	[1]
Accounts payable, accruals and other payables				4,827,110		12,249,700	[1]
Amounts due to related parties				3,149,825		38,769,225	[1]
Lease liabilities				(192,097)		(155,561)	[1]
Net cash (used in)/provided by operating activities				(15,286,494)		8,681,916	[1]
Cash flows from investing activities:
Purchases of property, plant and equipment				(291,856)		(532,332)	[1]
Proceed received from disposal of property, plant and equipment				36,679			[1]
Decrease in short-term investments				1,700,000			[1]
Acquisition of a subsidiary						(200,000)	[1]
Net cash provided by/(used in) investing activities				1,444,823		(732,332)	[1]
Cash flows from financing activities:
Dividend paid						(1,912,014)	[1]
(Decrease) increase in bank overdrafts						(27,861)	[1]
Proceeds from borrowings				1,251,752		1,481,263	[1]
Repayment of borrowings				(2,212,067)		(2,242,961)	[1]
Proceeds from receivable factoring				2,210,415		3,230,844	[1]
Repayment of receivable factoring				(2,447,748)		(2,796,291)	[1]
Repayment of convertible bonds						(3,500,000)	[1]
Payment of principal elements of lease liabilities						(61,048)
Net cash used in financing activities				(1,197,648)		(5,767,020)	[1]
Net (decrease)/increase in cash and cash equivalents				(15,039,319)		2,182,564	[1]
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of year	$ 58,960,384	$ 73,999,703	[1]	73,999,703	[1]	71,817,139	[1]
Cash and cash equivalents, restricted cash and escrow money receivable at end of year				58,960,384		73,999,703	[1]
Supplemental disclosure of cash flow information:
Income taxes received/(paid)				761,333		(1,203,790)	[1]
Interest paid				$ (1,819,174)		$ (1,351,939)	[1]

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.